UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31,

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

APPRECIATION FUND

FORM N-Q

JULY 31, 2010

LEGG MASON CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	July 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 10.1%
Hotels, Restaurants & Leisure - 2.6%
Burger King Holdings Inc.	1,199,650	$20,729,952
Marcus Corp.	1,198,910	14,626,702
McDonald’s Corp.	699,370	48,767,070
Yum! Brands Inc.	490,900	20,274,170

Total Hotels, Restaurants & Leisure		104,397,894

Internet & Catalog Retail - 0.7%
Amazon.com Inc.	243,170	28,667,311	*

Media - 4.7%
Cablevision Systems Corp., New York Group, Class A Shares	1,099,900	30,148,259
Comcast Corp., Class A Shares	3,397,360	66,146,599
Walt Disney Co.	2,697,560	90,880,797

Total Media		187,175,655

Specialty Retail - 2.1%
Bed Bath & Beyond Inc.	205,730	7,793,052	*
Home Depot Inc.	1,577,750	44,981,653
Staples Inc.	1,631,160	33,161,483

Total Specialty Retail		85,936,188

TOTAL CONSUMER DISCRETIONARY		406,177,048

CONSUMER STAPLES - 12.4%
Beverages - 1.9%
Coca-Cola Co.	688,280	37,931,111
PepsiCo Inc.	599,450	38,910,299

Total Beverages		76,841,410

Food & Staples Retailing - 3.9%
CVS Caremark Corp.	872,360	26,772,728
Wal-Mart Stores Inc.	2,497,740	127,859,311

Total Food & Staples Retailing		154,632,039

Food Products - 2.9%
General Mills Inc.	902,470	30,864,474
H.J. Heinz Co.	800,000	35,584,000
Kraft Foods Inc., Class A Shares	1,776,080	51,879,297

Total Food Products		118,327,771

Household Products - 3.7%
Kimberly-Clark Corp.	885,070	56,750,688
Procter & Gamble Co.	1,498,640	91,656,823

Total Household Products		148,407,511

TOTAL CONSUMER STAPLES		498,208,731

ENERGY - 9.3%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	241,590	14,413,259
Weatherford International Ltd.	1,665,630	26,983,206	*

Total Energy Equipment & Services		41,396,465

Oil, Gas & Consumable Fuels - 8.3%
Apache Corp.	226,424	21,641,606
Chevron Corp.	277,260	21,129,985
El Paso Corp.	4,100,000	50,512,000
Exxon Mobil Corp.	2,000,000	119,360,000
Newfield Exploration Co.	814,260	43,530,339	*
Petrohawk Energy Corp.	1,300,000	20,501,000	*
Petroleo Brasileiro SA, ADR	383,280	13,951,392
Spectra Energy Corp.	2,000,001	41,580,021

Total Oil, Gas & Consumable Fuels		332,206,343

TOTAL ENERGY		373,602,808

EXCHANGE TRADED FUND - 0.6%
SPDR Gold Trust	211,660	24,444,613	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
FINANCIALS - 13.9%
Capital Markets - 0.7%
Charles Schwab Corp.	1,904,000	$28,160,160

Commercial Banks - 0.9%
Wells Fargo & Co.	1,302,470	36,117,493

Diversified Financial Services - 3.3%
Bank of America Corp.	3,200,880	44,940,355
Citigroup Inc.	4,989,870	20,458,467	*
JPMorgan Chase & Co.	1,650,000	66,462,000

Total Diversified Financial Services		131,860,822

Insurance - 6.1%
Berkshire Hathaway Inc., Class A Shares	718	84,006,000	*
MetLife Inc.	459,185	19,313,321
Travelers Cos. Inc.	2,797,280	141,122,776

Total Insurance		244,442,097

Real Estate Investment Trusts (REITs) - 2.3%
Annaly Capital Management Inc.	2,995,390	52,119,786
Chimera Investment Corp.	11,000,000	42,570,000

Total Real Estate Investment Trusts (REITs)		94,689,786

Real Estate Management & Development - 0.6%
Forest City Enterprises Inc., Class A Shares	1,871,950	23,773,765	*

TOTAL FINANCIALS		559,044,123

HEALTH CARE - 8.6%
Biotechnology - 0.9%
Amgen Inc.	650,000	35,444,500	*

Health Care Providers & Services - 0.7%
AmerisourceBergen Corp.	979,480	29,355,016

Pharmaceuticals - 7.0%
Abbott Laboratories	773,820	37,979,086
Bristol-Myers Squibb Co.	1,199,450	29,890,294
Johnson & Johnson	1,405,450	81,642,590
Merck & Co. Inc.	1,533,740	52,852,680
Novartis AG, ADR	822,540	40,090,600
Pfizer Inc.	2,458,840	36,882,600

Total Pharmaceuticals		279,337,850

TOTAL HEALTH CARE		344,137,366

INDUSTRIALS - 14.8%
Aerospace & Defense - 2.7%
Boeing Co.	241,170	16,433,324
Honeywell International Inc.	870,550	37,311,773
Raytheon Co.	1,198,910	55,473,566

Total Aerospace & Defense		109,218,663

Air Freight & Logistics - 1.6%
United Parcel Service Inc., Class B Shares	1,000,000	65,000,000

Commercial Services & Supplies - 1.4%
Waste Management Inc.	1,660,870	56,386,537

Construction & Engineering - 0.7%
Quanta Services Inc.	1,206,150	25,908,102	*

Industrial Conglomerates - 6.9%
3M Co.	690,380	59,055,105
General Electric Co.	3,892,530	62,747,584
McDermott International Inc.	1,188,850	27,949,863	*
Tyco International Ltd.	1,136,800	43,516,704
United Technologies Corp.	1,200,010	85,320,711

Total Industrial Conglomerates		278,589,967

Machinery - 0.8%
Eaton Corp.	416,140	32,650,344

Road & Rail - 0.7%
Norfolk Southern Corp.	483,079	27,182,855

TOTAL INDUSTRIALS		594,936,468

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.1%
Cisco Systems Inc.	3,600,000	$83,052,000	*

Computers & Peripherals - 3.3%
Apple Inc.	276,540	71,139,915	*
EMC Corp.	1,390,925	27,526,405	*
Hewlett-Packard Co.	755,920	34,802,557

Total Computers & Peripherals		133,468,877

Internet Software & Services - 2.8%
eBay Inc.	879,520	18,390,763	*
Google Inc., Class A Shares	125,840	61,013,524	*
VeriSign Inc.	1,184,740	33,350,431	*

Total Internet Software & Services		112,754,718

IT Services - 3.8%
Automatic Data Processing Inc.	970,130	40,037,265
International Business Machines Corp.	449,540	57,720,936
Visa Inc., Class A Shares	759,090	55,679,252

Total IT Services		153,437,453

Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	2,748,710	56,623,426
Texas Instruments Inc.	823,110	20,322,586

Total Semiconductors & Semiconductor Equipment		76,946,012

Software - 4.8%
Citrix Systems Inc.	580,240	31,924,805	*
Intuit Inc.	441,340	17,543,265	*
Microsoft Corp.	3,748,020	96,736,396
Oracle Corp.	1,900,000	44,916,000

Total Software		191,120,466

TOTAL INFORMATION TECHNOLOGY		750,779,526

MATERIALS - 5.2%
Chemicals - 4.6%
Celanese Corp., Series A Shares	1,738,880	48,845,139
E.I. du Pont de Nemours & Co.	537,490	21,859,718
Ecolab Inc.	499,540	24,432,502
Monsanto Co.	432,980	25,043,563
PPG Industries Inc.	949,140	65,936,756

Total Chemicals		186,117,678

Paper & Forest Products - 0.6%
International Paper Co.	931,360	22,538,912

TOTAL MATERIALS		208,656,590

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.3%
AT&T Inc.	2,388,200	61,949,908
Frontier Communications Corp.	239,821	1,832,235
Verizon Communications Inc.	999,090	29,033,555

Total Diversified Telecommunication Services		92,815,698

Wireless Telecommunication Services - 0.6%
American Tower Corp., Class A Shares	555,530	25,687,707	*

TOTAL TELECOMMUNICATION SERVICES		118,503,405

UTILITIES - 0.9%
Independent Power Producers & Energy Traders - 0.9%
NRG Energy Inc.	1,598,592	36,256,067	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,142,576,724)		$3,914,746,745

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 3.3%
Repurchase Agreements - 3.3%
Interest in $25,000,000 joint tri-party repurchase agreement dated 7/30/10 with Deutsche Bank Securities Inc.; Proceeds at maturity - $18,030,285; (Fully collateralized by U.S. government agency obligations, 4.625% due 10/15/14; Market value - $18,390,924)	0.190%	8/2/10	$18,030,000	$18,030,000
Interest in $350,003,000 joint tri-party repurchase agreement dated 7/30/10 with RBS Securities Inc.; Proceeds at maturity - $115,232,017; (Fully collateralized by various U.S. government agency obligations, 0.000% due 8/2/10 to 10/29/10; Market value - $117,535,873)	0.210%	8/2/10	115,230,000	115,230,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $133,260,000)				133,260,000

TOTAL INVESTMENTS - 100.7% (Cost - $3,275,836,724#)				4,048,006,745
Liabilities in Excess of Other Assets - (0.7)%				(27,761,974)

TOTAL NET ASSETS - 100.0%				$4,020,244,771

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Appreciation Fund (the “Fund”), is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$3,914,746,745	—	—	$3,914,746,745
Short-term investments†	—	$133,260,000	—	133,260,000

Total investments	$3,914,746,745	$133,260,000	—	$4,048,006,745

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding

Notes to Schedule of Investments (unaudited) (continued)

period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$887,743,686
Gross unrealized depreciation	(115,573,665)

Net unrealized appreciation	$772,170,021

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 27, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: September 27, 2010